Condensed Statements of Changes In Shareholders’ Deficit (Unaudited) (Parenthetical) - shares	Sep. 30, 2026	Jan. 07, 2026	Dec. 31, 2025	Sep. 30, 2025
Founder Shares
Number of shares no longer subject to forfeiture	750,000		750,000
Class B ordinary shares | Over-Allotment Option
Number of shares subject to forfeiture	750,000		750,000	750,000
Class B ordinary shares | Sponsor
Number of shares subject to forfeiture	750,000
Class B ordinary shares | Founder Shares | Sponsor
Number of shares subject to forfeiture	750,000
Number of shares no longer subject to forfeiture		750,000